Annual Total Returns[BarChart] - Invesco VI Comstock Fund - Series I	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(1.84%)	19.23%	35.97%	9.39%	(5.98%)	17.30%	17.85%	(12.16%)	25.30%	(0.85%)